T. ROWE PRICE RETIREMENT BALANCED I FUND–I CLASS
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 56.5%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  104,851 5,890 8,245 22,034,935 103,123
New Income Fund  81,358 5,426 7,247 9,965,930 78,831
International Bond Fund (USD
Hedged)  29,776 1,259 2,576 3,568,681 28,978
Emerging Markets Bond Fund  22,863 1,166 2,203 2,650,151 22,791
High Yield Fund  20,143 1,075 1,727 3,519,813 20,133
Dynamic Global Bond Fund  21,060 1,377 1,950 2,546,697 19,915
U.S. Treasury Long-Term Index
Fund  19,122 1,500 2,250 2,348,394 18,012
Floating Rate Fund  9,267 340 1,648 892,041 8,225
Total Bond Mutual Funds (Cost $335,031) 300,008
EQUITY MUTUAL FUNDS 39.9%
T. Rowe Price Funds:
Value Fund  33,919 1,083 5,918 796,552 32,420
Growth Stock Fund (2) 37,288 1,083 11,476 379,639 32,315
Equity Index 500 Fund  21,703 796 3,383 159,554 18,960
Overseas Stock Fund  17,823 577 2,322 1,365,058 16,558
U.S. Large-Cap Core Fund  11,729 2,602 422 447,131 15,019
International Value Equity Fund  15,007 494 2,237 892,977 13,975
International Stock Fund  15,239 485 2,742 738,121 13,471
Real Assets Fund  9,566 3,072 936 901,029 12,407
Hedged Equity Fund  – 11,333 – 1,118,551 11,398
Mid-Cap Growth Fund  8,061 274 625 82,575 8,388
Mid-Cap Value Fund  7,580 247 527 257,443 8,104
Emerging Markets Discovery
Stock Fund  6,685 219 1,252 476,324 6,235
Small-Cap Stock Fund  5,272 188 659 93,943 5,294
Emerging Markets Stock Fund  5,308 181 587 144,927 5,030
Small-Cap Value Fund  4,634 152 587 92,872 4,696
U.S. Equity Research Fund  7,795 201 4,217 97,544 4,295
New Horizons Fund (2) 3,311 123 337 62,933 3,475
Total Equity Mutual Funds (Cost $185,119) 212,040
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  51 4,234 4,226 574 58
Total Other Mutual Funds (Cost $57) 58

T. ROWE PRICE RETIREMENT BALANCED I FUND–I CLASS

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 17,462 12,185 10,502 19,145,011 19,145
Total Short-Term Investments (Cost $19,145) 19,145
Total Investments in Securities 100.0%
(Cost $539,352) $ 531,251
Other Assets Less Liabilities (0.0)% (151)
Net Assets 100.0% $ 531,100
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT BALANCED I FUND–I CLASS

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (377) $ (572) $ 270
Emerging Markets Bond Fund  (550) 965 377
Emerging Markets Discovery Stock Fund  (218) 583 —
Emerging Markets Stock Fund  (61) 128 —
Equity Index 500 Fund  1,747 (156) 85
Floating Rate Fund  (76) 266 200
Growth Stock Fund  (2,264) 5,420 —
Hedged Equity Fund  — 65 —
High Yield Fund  (257) 642 373
International Bond Fund (USD Hedged)  (528) 519 273
International Stock Fund  2 489 —
International Value Equity Fund  266 711 —
Limited Duration Inflation Focused Bond Fund  (646) 627 —
Mid-Cap Growth Fund  (52) 678 —
Mid-Cap Value Fund  (11) 804 —
New Horizons Fund  (82) 378 —
New Income Fund  (1,358) (706) 890
Overseas Stock Fund  110 480 —
Real Assets Fund  (91) 705 —
Small-Cap Stock Fund  (63) 493 —
Small-Cap Value Fund  (68) 497 —
Transition Fund  (37) (1) 4
U.S. Equity Research Fund  97 516 —
U.S. Large-Cap Core Fund  (31) 1,110 —
U.S. Treasury Long-Term Index Fund  (802) (360) 173
Value Fund  (960) 3,336 —
U.S. Treasury Money Fund, 5.40% — — 274
Totals $ (6,310)# $ 17,617 $ 2,919+

T. ROWE PRICE RETIREMENT BALANCED I FUND–I CLASS

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $2,919 of income distributions from underlying Price Funds.

T. ROWE PRICE RETIREMENT BALANCED I FUND–I CLASS
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced I Fund – I Class (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26, 2023,
the Board approved the reorganization of the fund into the T. Rowe Price Retirement
Balanced Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes, under which the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for I Class shares of the Acquiring fund. On or about November 15, 2023, the fund will be closed to new investors and new accounts. The reorganization is anticipated to close on or about February 16, 2024. After the reorganization, the fund will be formally terminated.
For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE RETIREMENT BALANCED I FUND–I CLASS

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE RETIREMENT BALANCED I FUND–I CLASS

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R422-054Q1 08/23